Lease Commitments - Additional Information (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 27, 2021	Jun. 28, 2020	Jun. 27, 2021	Jun. 28, 2020
Commitments and Contingencies Disclosure [Abstract]
Operating lease rent expenses net	$ 1,979	$ 1,062	$ 3,672	$ 2,369